LONG-TERM CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
LONG-TERM CONVERTIBLE NOTES PAYABLE:
LONG-TERM CONVERTIBLE NOTES PAYABLE
12	LONG-TERM CONVERTIBLE NOTES PAYABLE

Convertible Notes payable consisted of the following as of June 30, 2014 and December 31, 2013:

Description	InterestRate	Maturity	June 30,2014	December31,2013
Notes payable	6%	November 19, 2017	$39,375	$388,875
Accrued interest			3,955	95,124
Unamortized debt discount			(26,690)	(302,480)
Total long-Term Convertible Notes Payable			$16,640	$181,519

The convertible notes payable consist of notes issued to a number of private principals (“the Notes”). The Notes bear interest at the rate of 6% per annum and are due on November 19, 2017. The Notes are convertible into common stock at a fixed conversion price of $0.02 per share.

Effective April 1, 2014, convertible notes with an aggregate principle amount of $349,500 inclusive of interest thereon of $97,202 totaling $446,702 was converted into 22,335,124 common shares at a conversion price of $0.02 per share.

LONG-TERM CONVERTIBLE NOTES PAYABLE.
10	LONG-TERM CONVERTIBLE NOTES PAYABLE

Convertible Notes payable consisted of the following as of December 31, 2013:

Description	InterestRate	Maturity	December 31, 2013

Notes payable	6%	November 19, 2017	$388,875
Accrued interest			95,124
Unamortized debt discount			(302,480)
Total long-Term Convertible Notes Payable			$181,519

The convertible notes payable consist of notes issued to a number of private principals ( the Notes ). The Notes bear interest at the rate of 6% per annum and are due on November 19, 2017. The Notes are convertible into common stock at a fixed conversion price of $0.02 per share.

On May 8, 2013, a principal converted his outstanding balance of $9,750 into 487,500 common shares at a conversion price of $0.02 per share.

On August 9, 2013, a principal converted $10,000 of the outstanding balance of his convertible loan into 500,000 common shares at a conversion price of $0.02 per share. On October 17, 2013, the same principal converted $10,000 of the outstanding balance into 500,000 common shares at a conversion price of $0.02 per share and on December 31, 2013, the same principal converted the remaining balance on his convertible loan of $32,125 plus accrued interest thereon of $3,324.44, into 1,772,472 common shares at a conversion price of $0.02 per share.

Effective December 31, 2013, five principals converted the principal balance outstanding on their convertible loans of $765,000 into 38,250,000 common shares at a conversion price of $0.02 per share.

Effective December 31, 2013, one principal assigned his rights to a third party who then converted the principal balance outstanding on the convertible loan of $187,500 into 9,375,000 common shares at a conversion price of $0.02 per share.

Effective December 31, 2013, three principals converted the principal balance outstanding on their loans of $96,750, plus accrued interest thereon of $6,839 into 5,179,438 common shares at a conversion price of $0.02 per share.

At December 31, 2013 the gross balance outstanding on the Notes outstanding was $388,875, net of unamortized debt issue discount of $302,480, with accrued interest outstanding of $95,124, leaving a net balance of $181,519.

The Company had no long-term convertible notes payable as of December 31, 2012.